TAX ASSETS AND LIABILITIES - Current tax accounts receivable and payable (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TAX ASSETS AND LIABILITIES
Monthly provisional payments	$ 1,569,017	$ 2,113,749
Tax credits	11,402,508	12,435,193
Recoverable taxes from prior years	18,068	547,475
Surplus Tax Credit	1,934,580	2,151,773
Other Recoverable Taxes		497,916
Total	14,924,173	17,746,106
Income tax expense	14,207,862	28,224,678
Other		144,598
Total	$ 14,207,862	$ 28,369,276